Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 JPY (¥)
Software (internal use) [member]
Disclosure of detailed information about intangible assets [line items]
Impairment losses	¥ 37,572